Stockholders' Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
	May. 12, 2009	Jul. 22, 2013	Apr. 30, 2015	Apr. 30, 2014	May. 13, 2013
Stockholders' Equity (Textual)
Preferred Stock, shares authorized			100,000,000	100,000,000
Preferred Stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, shares authorized			200,000,000	200,000,000
Common Stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Stock issued as founders' shares, Value	$ 1,000
Stock issued as founders' shares, Shares	10,000,000
Common stock shares issued after stock split			1,796,875	1,796,875
Shares purchased by purchaser percentage of issued and outstanding shares of company					69.57%
Pre-split, shares outstanding		14,375,000
Post-split, shares outstanding		1,796,875
Net assets contributed			$ 154,709
Grove Realty Partners, LLC and Walker Partners, LLC [Member]
Stockholders' Equity (Textual)
Common Stock, par value (in dollars per share)					$ 0.0001
Common stock shares issued after stock split					10,000,000
Shares purchased by purchaser percentage of issued and outstanding shares of company					69.57%
Reverse stock split		1:8 reverse split